Decommissioning Liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Decommissioning Liabilities [Abstract]
Schedule of Reconciliation of the Decommissioning Liabilities
As at	March 31, 2026	December 31, 2025
Balance, beginning of period	$19,922	$17,444
Liabilities incurred	204	134
Change in estimates	-	1,645
Decommissioning costs incurred	(75)	(1,133)
Accretion expense	498	1,832
Balance, end of period	$20,549	$19,922